Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000
Previously Paid Amount	0
Total Fee Amount	124,290
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of the offering is $900,000,000.
Net Fee	$ 124,290
Narrative - Max Aggregate Offering Price	$ 900,000,000
Final Prospectus	true